AOMT II, LLC ABS-15G

Exhibit 99.32

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
XXX	2024100667	XXX	2	2	1	1	Verified reserves - XXX month reserve requirement $XXX/ XXX months reserves verified; Low DTI - XXX% with XXX% max;	XXX Discrepancy between 1003 and documentation stated and/or verified in file - 1003 indicated borrowers own departing residence on XXX; however, property not disclosed on section 3 of 1003; nor documentation provided for payment or non-obligation. No payment has been provided or included in review. Subject to reverification of DTI., Client Comment: Investor acknowledged exception	XXX Missing Final XXX Certificate of Completion with Final Photos - Multiple copies of original appraisal provided showing both "as-is" and "subject to completion" status; however, all photos provided indicate construction is not yet complete. XXX not provided with interior photos reflecting completion is not provided in file. - Appraiser submitted As Is appraisal and photos of finished house.

XXX	2024100618	XXX	2	2	1	1				Verified reserves - Reserves XXX mos PITI required. Total reserves of XXX months PITI verified. ; Verified housing payment history - XXX months of mortgage history verified per credit report. No lates in past XXX years. ;	DSCR 0001 DSCR Calculation Discrepancy - DSCR of .XXX does not meet minimum DSCR guideline requirement of XXX. Review DSCR of .XXX confirmed to match lender per worksheet (pg 585). , Client Comment: Investor Acknowledged Exception
XXX	2024100520	XXX	1	1	1	1				Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Low DTI - XXX% DTI is below XXX% maximum per guidelines.;